                                                               File Nos. 2-98772
                                                                       811-04347

              AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION
                                ON April 28, 2006

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     Pre-Effective Amendment No. __                                          [ ]

     Post-Effective Amendment No. 121                                        [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT
     COMPANY ACT OF 1940

     Amendment No. 149                                                       [X]

                                    GMO TRUST
               (Exact Name of Registrant as Specified in Charter)

                   40 Rowes Wharf, Boston, Massachusetts 02110
                    (Address of principal executive offices)

                                  617-330-7500
              (Registrant's telephone number, including area code)

                                 with a copy to:

    J.B. Kittredge, Esq.                                Thomas R. Hiller, Esq.
          GMO Trust                                        Ropes & Gray LLP
       40 Rowes Wharf                                  One International Place
Boston, Massachusetts 02110                          Boston, Massachusetts 02110
                    (Name and address of agents for service)

It is proposed that this filing will become effective:

     [ ]  Immediately upon filing pursuant to paragraph (b), or

     [ ]  60 days after filing pursuant to paragraph (a)(1), or

     [X]  On May 31, 2006, pursuant to paragraph (b), or

     [ ]  75 days after filing pursuant to paragraph (a)(2), of Rule 485.

If appropriate, check the following box:

     [X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

NOTE: This Post-Effective Amendment No. 121 is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the "Securities Act"), solely to designate May 31, 2006 as the new effective date for Post-Effective Amendment No. 116 filed pursuant to Rule 485(a) under the Securities Act on February 15, 2006. Post-Effective Amendment No. 116 was initially scheduled to become effective on May 1, 2006. This Post-Effective Amendment No. 121 is not intended to amend or supersede any information contained in Post-Effective Amendment No. 116.

================================================================================

This filing relates solely to GMO Inflation Indexed Plus Bond Fund, one of fifty-six series of the Registrant. No information contained herein is intended to amend or supersede any prior filing relating to any other series of the Registrant.

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                                    GMO TRUST

PART A. INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of Post-Effective Amendment No. 116 to the Registration Statement on Form N-1A of GMO Trust (the "Registrant") under the Securities Act of 1933, as amended, and Post-Effective Amendment No. 144 to the Registrant's Registration Statement on Form N-1A under the Investment Company Act of 1940, as amended, filed with the Securities and Exchange Commission (the "SEC") on February 15, 2006 ("Amendment No. 116/144").

PART B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of Amendment No. 116/144 to the Registrant's Registration Statement on Form N-1A filed with the SEC on February 15, 2006.

PART C. OTHER INFORMATION

Part C is incorporated by reference to Part C of Amendment No. 116/144 to the Registrant's Registration Statement on Form N-1A filed with the SEC on February 15, 2006.

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                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act") and the Investment Company Act of 1940 (the "1940 Act"), the Registrant, GMO Trust, certifies that it meets all of the requirements of this Registration Statement under Rule 485(b) under the Securities Act, and has duly caused this Post-Effective Amendment No. 121 under the Securities Act and Post-Effective Amendment No. 149 under the 1940 Act to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and The Commonwealth of Massachusetts, on the 28th day of April, 2006

                                      GMO Trust


                                      By: SCOTT E. ESTON*
                                          --------------------------------------
                                          Scott E. Eston
                                      Title: President; Chief Executive Officer;
                                             Principal Executive Officer

     Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 121 to the GMO Trust's Registration Statement under the Securities Act has been signed below by the following persons in the capacities and on the date indicated.

Signatures                    Title                                           Date
----------                    -----                                           ----


SCOTT E. ESTON*               President; Chief Executive Officer; Principal   April 28, 2006
---------------------------   Executive Officer
Scott E. Eston


SUSAN RANDALL HARBERT*        Treasurer; Principal Financial and Accounting   April 28, 2006
---------------------------   Officer
Susan Randall Harbert


DONALD W. GLAZER*             Trustee                                         April 28, 2006
---------------------------
Donald W. Glazer


JAY O. LIGHT*                 Trustee                                         April 28, 2006
---------------------------
Jay O. Light


W. NICHOLAS THORNDIKE*        Trustee                                         April 28, 2006
---------------------------
W. Nicholas Thorndike


                                      * By: /S/ DAVID L. BOHAN
                                            ------------------------------------
                                            David L. Bohan
                                            Attorney-in-Fact

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                                  EXHIBIT INDEX

                                    GMO TRUST

Exhibit No.   Title of Exhibit                                                                   Page No.
-----------   ----------------                                                                   --------
     1        Certificate of Clerk of GMO Trust certifying resolution by the Board of Trustees       1
              of the Trust required pursuant to Rule 483 under the Securities Act of 1933.

     2        Powers of Attorney for Jay O. Light, Donald W. Glazer, W. Nicholas Thorndike,          3
              Scott E. Eston, and Susan Randall Harbert.